CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	875	484	570
Net gain in foreign currency translation adjustments, net of hedging activities	3	11
Change in derivatives designated as cash flow hedges	(1)	9	(7)
Change in pension and post-retirement defined benefit plans	1,681	(50)	(883)
Other comprehensive income (loss) before income taxes	1,683	(30)	(890)
Income tax (expense) recovery on above items (Note 9)	(418)		240
Equity accounted investments		(2)
Other comprehensive income (loss) (Note 9)	1,265	(32)	(650)
Comprehensive income (loss)	2,140	452	(80)